As filed with the Securities and Exchange Commission on September 14, 2021
Registration Nos. 333-89822; 811-21114

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-1A
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933
☒
Pre-Effective Amendment No.
☐
Post-Effective Amendment No. 230
☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940
☒
Amendment No. 239
☒

ProShares Trust
(Exact name of Registrant as Specified in Trust Instrument)

7501 Wisconsin Avenue, Suite 1000E
Bethesda, MD 20814
(Address of Principal Executive Office) (Zip Code)
(240) 497-6400
(Area Code and Telephone Number)

Michael L. Sapir, CEO
ProShare Advisors LLC
7501 Wisconsin Avenue, Suite 1000E
Bethesda, MD 20814
(Name and Address of Agent for Service)

with copies to:
John Loder, Esq. c/o Ropes & Gray LLP Prudential Tower 800 Boylston Street Boston, MA 02199-3600	Richard F. Morris ProShare Advisors LLC 7501 Wisconsin Avenue, Suite 1000E Bethesda, MD 20814
Approximate date of Proposed Public Offering:
It is proposed that this filing will become effective:
☐ immediately upon filing pursuant to paragraph (b)
☒ On September 17, 2021 pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)

☐ On pursuant to paragraph (a)(1)
☐ 75 days after filing pursuant to paragraph (a)(2)
☐ On pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following:
☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
This Post-Effective Amendment to the Registration Statement on Form N-1A is filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating September 17, 2021 as the new effective date for Post-Effective Amendment No. 225 to the Registration Statement filed on June 25, 2021 for ProShares Big Data Refiners ETF, ProShares Cloud Security ETF, ProShares Electric Vehicles ETF, ProShares Nanotechnology ETF, ProShares On-Demand ETF, ProShares S&P Kensho Cleantech ETF, ProShares S&P Kensho Global Crypto & Blockchain ETF, ProShares S&P Kensho Smart Factories ETF, and ProShares Smart Materials ETF. This Post-Effective Amendment incorporates by reference the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 225 to the Registration Statement.

PART C. OTHER INFORMATION
ProShares Trust
Item 28. Exhibits
(a)
Articles of Incorporation
(1)
Certificate of Trust of the Registrant.1
(2)
Certificate of Amendment to the Certificate of Trust of the Registrant to xtraShares Trust).2
(3)
Certificate of Amendment to the Certificate of Trust of the Registrant ProShares Trust).3
(4)
Amended and Restated Declaration of Trust of the Registrant.8
(b)
By-Laws
(1)
Amended and Restated By-Laws of the Registrant.8
(c)
Instruments Defining Rights of Security Holders
Not applicable.
(d)
Investment Advisory Contracts
(1)
Investment Advisory Agreement between Registrant and ProShare Advisors LLC4 and Amendment No. 35 to Schedule A, as of December 10, 2020.21
(2)
Amended and Restated Advisory Fee Waiver Agreement between ProShare Advisors LLC and Registrant, dated September 30, 2017.14 and Schedule A to the Advisory Fee Waiver Agreement between ProShare Advisors LLC and Registrant, dated December 10, 2020.21
(3)
Investment Advisory and Management Agreement between ProShare Advisors LLC and Registrant, dated June 23, 2015, as amended February 12, 201613, and amended Schedule A as of March 10, 202122.
(e)
Underwriting Contracts
(1)
Distribution Agreement between Registrant and SEI Investments Distribution Co.5
(f)
Bonus or Profit Sharing Contracts
Not applicable.
(g)
Custodian Agreements
(1)
Domestic Custody Agreement between Registrant and JPMorgan Chase Bank, N.A.5
(a)
Cash Trade Execution Rider.7
(b)
Amendment No. 3 to Cash Trade Execution Rider.7
(c)
Amended and Restated Global Custody Rider.10
(d)
Amended Schedule A of Fee Schedules for Global Custody and Agency Services, dated September 19, 2018.16
(e)
Amendment No. 49 to the Domestic Custody Agreement between the Registrant and JPMorgan Chase, N.A., dated September 19, 2018.16
(h)
Other Material Contracts
(1)
Management Services Agreement between Registrant and ProShare Advisors LLC4 and Amended Schedule A, as of December 10, 2020.21
(2)
Expense Limitation Agreement between Registrant and ProShare Advisors LLC4 and Amended Schedule A as of December 10, 2020.21
(3)
Advisory and Management Services Fee Waiver Agreement between Registrant and ProShare Advisors LLC, on behalf of ProShares Morningstar Alternatives Solution ETF, dated October 8, 201412 and amended Schedule A as of October 31, 2018.15
(4)
Fund Services Agreement (Administration and Compliance Services, Accounting Services) between Registrant and J.P. Morgan Investor Services Co.5 and Amendment No. 50, dated September 19, 2018.18

(5)
Agency Services Agreement between Registrant and JPMorgan Chase Bank, N.A.5 and Amendment No. 45, dated September 19, 2018.16
(6)
Form of Authorized Participant Agreement between Registrant and SEI Investments Distribution Co.23
(7)
PFO/Treasurer Services Agreement between Registrant and Foreside Compliance Services, LLC5 and Amendment No. 1, dated January 17, 2007.7
(8)
Regulatory Administration Agreement between Registrant and Citi Fund Services Ohio, Inc., dated January 1, 2012.9
(9)
Securities Lending Agreement between Registrant and JPMorgan Chase Bank, N.A. 17
(i)
Legal Opinion.
To be filed by subsequent post-effective amendment.
(j)
Consent of Independent Registered Public Accounting Firm.
To be filed by subsequent post-effective amendment.
(k)
Omitted Financial Statements
Not applicable.
(l)
Initial Capital Agreements
(1)
Investor Letter.6
(m)
Rule 12b-1 Plan
(1)
Form of Distribution Plan.3
(n)
Rule 18f-3 Plan
Not applicable.
(o)
Reserved
Not applicable.
(p)
Codes of Ethics
(1)
Amended and Restated Combined Code of Ethics of the Registrant and ProShare Advisors LLC, dated December 12, 2018.18
(2)
Rule 17j-1 Code of Ethics of the Distributor, dated April 29, 2014.11
(q)
Powers of Attorney
(1)
Power of Attorney from William D. Fertig, dated December 7, 2015. 13
(2)
Power of Attorney from Russell S. Reynolds, III, dated December 7, 2015.13
(3)
Power of Attorney from Michael C. Wachs, dated December 7, 2015.13
(4)
Power of Attorney from Michael L. Sapir, dated December 7, 2015.13
(1)
Filed with Initial Registration Statement on June 5, 2002.
(2)
Previously filed on July 17, 2003 as part of Pre-Effective Amendment No. 2 under the Securities Act of 1933 and incorporated by reference herein.
(3)
Previously filed on May 22, 2006 as part of Pre-Effective Amendment No. 6 under the Securities Act of 1933 and incorporated by reference herein.
(4)
Previously filed on June 19, 2006 as part of Pre-Effective Amendment No. 7 under the Securities Act of 1933 and incorporated by reference herein.
(5)
Previously filed on August 30, 2006 as part of Post-Effective Amendment No. 1 under the Securities Act of 1933 and incorporated by reference herein.
(6)
Previously filed on December 29, 2006 as part of Post-Effective Amendment No. 2 under the Securities Act of 1933 and incorporated by reference herein.
(7)
Previously filed on September 28, 2010 as part of Post-Effective Amendment No. 27 under the Securities Act of 1933 and incorporated by reference herein.
(8)
Previously filed on December 30, 2010 as part of Post-Effective Amendment No. 30 under the Securities Act of 1933 and incorporated by reference herein.
(9)
Previously filed on January 23, 2012 as part of Post-Effective Amendment No. 57 under the Securities Act of 1933 and incorporated by reference herein.
(10)
Previously filed on December 6, 2012 as part of Post-Effective Amendment No. 77 under the Securities Act of 1933 and incorporated by reference herein.

(11)
Previously filed on September 22, 2014 as part of Post-Effective Amendment No. 123 under the Securities Act of 1933 and incorporated by reference herein.
(12)
Previously filed on October 8, 2014 as part of Post-Effective Amendment No. 126 under the Securities Act of 1933 and incorporated by reference herein.
(13)
Previously filed on February 12, 2016 as part of Post-Effective Amendment No. 169 under the Securities Act of 1933 and incorporated by reference herein.
(14)
Previously filed on October 2, 2017 as part of Post-Effective Amendment No. 186 under the Securities Act of 1933 and incorporated by reference herein.
(15)
Previously filed on September 28, 2018 as part of Post-Effective Amendment No. 201 under the Securities Act of 1933 and incorporated by reference herein.
(16)
Previously filed on October 22, 2018 as part of Post-Effective Amendment No. 205 under the Securities Act of 1933 and incorporated by reference herein.
(17)
Previously filed on September 25, 2019 as part of Post-Effective Amendment No. 208 under the Securities Act of 1933 and incorporated by reference herein.
(18)
Previously filed on October 4, 2019 as part of Post-Effective Amendment No. 213 under the Securities Act of 1933 and incorporated by reference herein.
(19)
Previously filed on July 24, 2020 as part of Post-Effective Amendment No. 214 under the Securities Act of 1933 and incorporated by reference herein.
(20)
Previously filed on September 28, 2020 as part of Post-Effective Amendment No. 219 under the Securities Act of 1933 and incorporated by reference herein.
(21)
Previously filed on January 15, 2021 as part of Post-Effective Amendment No. 222 under the Securities Act of 1933 and incorporated by reference herein.
(22)
Previously filed on May 5, 2021 as part of Post-Effective Amendment No. 224 under the Securities Act of 1933 and incorporated by reference herein.
(23)
Previously filed on July 16, 2021 as part of Post-Effective Amendment No. 225 under the Securities Act of 1933 and incorporated by reference herein.
Item 29. Persons Controlled By or Under Common Control With Registrant
Provide a list or diagram of all persons directly or indirectly controlled by or under common control with the Registrant. For any person controlled by another person, disclose the percentage of voting securities owned by the immediately controlling person or other basis of that person’s control. For each company, also provide the state or other sovereign power under the laws of which the company is organized.
None.
Item 30. Indemnification
State the general effect of any contract, arrangements or statute under which any director, officer, underwriter or affiliated person of the registrant is insured or indemnified against any liability incurred in their official capacity, other than insurance provided by any director, officer, affiliated person, or underwriter for their own protection.
Reference is made to Article Eight of the Registrant’s Amended and Restated Declaration of Trust which is incorporated herein by reference:
The Registrant (also, the “Trust”) is organized as a Delaware business trust is operated pursuant to an Amended and Restated Declaration of Trust, dated December 13, 2010 (the “Declaration of Trust”), that permits the Registrant to indemnify every person who is, or has been, a Trustee, officer, employee or agent of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a “Covered Person”), shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof. This indemnification is subject to the following conditions:
No indemnification shall be provided hereunder to a Covered Person:
(a)
For any liability to the Trust or its Shareholders arising out of a final adjudication by the court of other body before which the proceeding was brought that the Covered Person engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;
(b)
With respect to any matter as to which the Covered Person shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Trust;
(c)
For any criminal proceeding finally adjudicated for which the Covered Person had reasonable cause to believe that his or her conduct was unlawful; or

(d)
In the event of a settlement of other disposition not involving a final adjudication (as provided in paragraph (a), (b) or (c) of this Section 8.5.2) and resulting in a payment by a Covered Person, unless there has been either a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of this office by the court or other body approving the settlement or other disposition, or a reasonable determination, based on a review of readily available facts (as opposed to a full trial-type inquiry), that he or she did not engage in such conduct, such determination being made by : (i) a vote of a majority of the Disinterested Trustees (as such term is defined in Section 8.5.5) acting on the matter); or (ii) a writer opinion of independent legal counsel.
The rights of indemnification under the Declaration of Trust may be insured against by policies maintained by the Trust, and shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person, and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained in the Declaration of Trust shall affect any rights to indemnification to which Trust personnel other than Covered Persons may be entitled by contract or otherwise under law.
Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under Section 8.5 of the Declaration of Trust shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he or she is not entitled to indemnification under Section 8.5 of the Declaration of Trust, provided that either: Covered Person, unless there has been either a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of this office by the court or other body approving the settlement or other disposition, or a reasonable determination, based on a review of readily available facts (as opposed to a full trial-type inquiry), that he or she did not engage in such conduct, such determination being made by : (i) a vote of a majority of the Disinterested Trustees (as such term is defined in Section 8.5.5) acting on the matter (provided that a majority of Disinterested Trustees then in office act on the matter); or (ii) a writer opinion of independent legal counsel.
(a)
Such undertaking is secured by a surety bond or some other appropriate security or the Trust shall be insured against losses arising out of any such advances; or
(b)
A majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or independent legal counsel in a written opinion shall determine, based upon a review of the readily available facts (as opposed to the facts available upon a full trial), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.
As used in Section 8.5 of the Declaration of Trust, the following words shall have the meanings set forth below:
(c)
A “Disinterested Trustee” is one (i) who is not an Interested Person of the Trust (including anyone, as such Disinterested Trustees, who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), and (ii) against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending;
(d)
“Claim,” “action,” “suite” or “proceeding” shall apply to all claims, actions, suits, proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and
(e)
“Liability” and “expenses” shall include without limitation, attorneys’ and accountants’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.
Item 31. Business and Other Connections of Investment Adviser
Describe any other business, profession, vocation or employment of a substantial nature in which the investment adviser and each director, officer or partner of the investment adviser, or has been, engaged within the last two fiscal years for his or her own account or in the capacity of director, officer, employee, partner or trustee (disclose the name and principal business address of any company for which a person listed above serves in the capacity of director, officer, employee, partner or trustee, and the nature of the relationship.)
Reference is made to the caption “Management” in the Prospectuses constituting Part A which is incorporated herein by reference and “Management of ProShares Trust” in the Statement of Additional Information constituting Part B which is incorporated herein by reference.
The information as to the directors and officers of ProShare Advisors LLC is set forth in ProShare Advisors LLC’s Form ADV filed with the Securities and Exchange Commission on April 7, 2005 (Reference No. 5524427696B2B2), as amended, and is incorporated herein by reference.

Item 32. Principal Underwriters
(a)
State the name of each investment company (other than the registrant) for which each principal underwriter currently distributing securities of the registrant also acts as a principal underwriter, depositor or investment adviser.
Registrant’s distributor, SEI Investments Distribution Co. (the “Distributor”), acts as distributor for:
Adviser Managed Trust Fund
Bishop Street Funds
Cambria ETF
Causeway Capital Management Trust
Causeway ETMF Trust
City National Rochdale Funds (f/k/a CNI Charter Funds)
City National Rochdale Select Strategies Fund
City National Rochdale Strategic Credit Fund
Community Capital Trust (f/k/a Community Reinvestment Act Qualified Investment Fund)
Exchange Traded Concepts Trust (f/k/a FaithShares Trust)
Gallery Trust
Global X Funds
Highland Funds I (f/k/a Pyxis Funds I)
Impact Shares Trust
KraneShares Trust
Metaurus Equity Component Trust
New Covenant Funds
ProShares Trust II
RiverPark Floating Rate CMBS Fund (f/k/a RiverPark Commercial Real Estate Fund)
RiverPark Funds
Schroder Series Trust
Schroder Global Series Trust
Schwab Strategic Trust
SEI Catholic Values Trust
SEI Daily Income Trust
SEI Energy Debt Fund
SEI Hedge Fund SPC
SEI Structured Credit Fund, LP
SEI Tax Exempt Trust
SEI Institutional Managed Trust
SEI Institutional International Trust
SEI Asset Allocation Trust
SEI Institutional Investments Trust
SEI Insurance Products Trust
Symmetry Panoramic Trust
TD Asset Management USA Funds
The Advisors’ Timer Circle Fund
The Advisors’ Timer Circle Fund II
The Advisors’ Timer Circle Fund III
The KP Funds
The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services (“Funds Evaluation”) and automated execution, clearing and settlement of securities transactions (“MarketLink”).

(b)
Provide the information required by the following table with respect to each director, officer or partner of each principal underwriter named in answer to Item 32. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.

Name	Position and Office with Underwriter	Positions and Offices with Registrant
William M. Doran	Director	None
Paul F. Klauder	Director	None
Wayne M. Withrow	Director	None
Kevin P. Barr	President & Chief Executive Officer	None
Maxine J. Chou	Chief Financial Officer, Chief Operations Officer & Treasurer	None
John C. Munch	General Counsel & Secretary	None
Jennifer H. Campisi	Chief Compliance Officer, Anti-Money Laundering Officer and Assistant Secretary	None
Mark J. Held	Senior Vice President	None
Lori L. White	Vice President & Assistant Secretary	None
John P. Coary	Vice President and Assistant Secretary	None
Jason McGhin	Vice President	None
Judith A. Rager	Vice President	None
Gary Michael Reese	Vice President	None
Robert M. Silvestri	Vice President	None

Item 33. Location of Accounts and Records
State the names and address of each person maintaining principal possession of each account, book or other document required to be maintained by Section 31(a) of the 1940 Act [15 u.s.c. 80a-30(a)] and the rules under that section.
The books, accounts and other documents required by Section 31(a) under the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained in the physical possession of:
JP Morgan Chase Bank, N.A.
Attn: General Counsel
4 MetroTech Center
Brooklyn, NY 11245
J.P. Morgan Investor Services Co.
70 Fargo Street — Suite 3 East
Boston, MA 02210-1950
Attention: Fund Administration Department
ProShare Advisors LLC
ProFund Advisors LLC
Attn: General Counsel
7501 Wisconsin Avenue, Suite 1000E
Bethesda, MD 20814-6527
SEI Investments Distribution Co.
Attn: General Counsel
One Freedom Valley Drive
Oaks, Pennsylvania 19456-1100
Citi Fund Services, Ohio, Inc.
One Post Office Square, Suite 3710
Boston, Massachusetts 02199
Attention: Regulatory Administration Department
Item 34. Management Services
Provide a summary of the substantive provisions of any management-related service contract not discussed in Part A or Part B, disclosing the parties to the contract and the total amount paid and by whom, for the fund’s last three fiscal years.
Item 35. Undertakings
Not applicable.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this post-effective amendment (the “Amendment”) to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Bethesda and the State of Maryland on September 14, 2021.
ProShares Trust
By:	/s/ Todd B. Johnson
Todd B. Johnson President
Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated.
Signature	Title	Date
/s/ Michael L. Sapir* Michael L. Sapir	Trustee, Chairman	September 14, 2021
/s/ Russell S. Reynolds, III* Russell S. Reynolds, III	Trustee	September 14, 2021
/s/ Michael C. Wachs* Michael C. Wachs	Trustee	September 14, 2021
/s/ William D. Fertig* William D. Fertig	Trustee	September 14, 2021
/s/ Todd B. Johnson Todd B. Johnson	President	September 14, 2021
/s/ Charles S. Todd Charles S. Todd	Treasurer	September 14, 2021
* By:/s/ Richard F. Morris Richard F. Morris As Attorney-in-fact Date: September 14, 2021